Stockholders’ Deficit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022	Oct. 19, 2021	Jun. 15, 2016	Oct. 30, 2013
Stockholders’ Deficit [Line Items]
Common stock shares authorized	100,000,000		100,000,000
Common stock shares issued	2,500,000		2,500,000
Common stock shares outstanding	2,500,000		2,500,000
Subject to possible redemption	550,941		1,019,465
Preferred stock shares authorized	1,000,000		1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001		$ 0.0001
Preferred stock shares issued
Preferred stock shares outstanding
Class Of Warrant Or Right Number Of Days After The Completion Of Business Combination From Which Warrants Or Rights Becomes Exercisable	30 days
Number of business days	15 days
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Number Of Trading Days Determining Share Price	20 days
Trading days	30 days
Warrants outstanding				12,850,000
Vaso Corporation and Subsidaries [Member]
Stockholders’ Deficit [Line Items]
Common stock shares authorized	250,000,000		250,000,000
Common stock shares issued	185,627,383	15,000,000	185,435,965		7,500,000	7,500,000
Common stock shares outstanding	175,319,296		175,127,878
Preferred stock shares authorized	1,000,000		1,000,000
Preferred stock par value (in Dollars per share)	$ 0.01		$ 0.01
Preferred stock shares issued
Preferred stock shares outstanding
Withholding tax	10.00%
Reserves reaches	50.00%
Statutory reserves (in Dollars)	$ 35,000		$ 35,000
Share Price Equals or Exceeds Sixteen Point Fifty USD [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Exceeds per share (in Dollars per share)	$ 16.5
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Initial public offering	1 year
Expire year	5 years
Price per share (in Dollars per share)	$ 0.01
Notice of redemption period	30 days
Warrants outstanding	10,000,000		10,000,000